Schedule of Investments
February 28, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities– 103.85%
Diversified–44.46%
Energy Transfer L.P.	34,615,345	$652,153,100
Enterprise Products Partners L.P.	18,125,000	655,037,500
MPLX L.P.	11,254,596	663,345,888
		1,970,536,488
Gathering & Processing –17.82%
Hess Midstream L.P.	3,000,000	116,040,000
Summit Midstream Corp.(a)(b)	738,629	21,796,942
Western Midstream Partners L.P.	15,673,546	651,862,778
		789,699,720
Other Energy–22.13%
Arko Corp.(a)	1,626,925	10,461,127
CrossAmerica Partners L.P.(a)	3,748,183	75,638,333
Global Partners L.P.	1,274,167	59,860,366
Kodiak Gas Services, Inc.	2,538,222	138,510,774
Sunoco L.P.	5,854,810	373,478,330
USA Compression Partners L.P.(a)	9,151,625	250,022,395
Westlake Chemical Partners L.P.(a)	3,304,619	72,767,710
		980,739,035
Petroleum Pipeline Transportation–18.98%
Delek Logistics Partners L.P.	1,227,101	63,723,355
Genesis Energy L.P.(a)	9,370,932	169,239,032
NGL Energy Partners L.P.(a)(b)	12,412,037	148,944,444
Plains All American Pipeline L.P.	21,583,333	451,307,493
South Bow Corp. (Canada)(c)	250,000	8,052,500
		841,266,824
Terminalling & Storage–0.46%
Martin Midstream Partners L.P.(a)	7,026,434	20,236,130
Total Master Limited Partnerships & Related Entities (Cost $2,157,695,647)		4,602,478,197
Shares
Common Stocks & Other Equity Interests–9.76%
Diversified–2.26%
ONEOK, Inc.	1,213,414	100,434,278
Gathering & Processing–6.47%
Antero Midstream Corp.	12,757,509	286,788,802
Natural Gas Pipeline Transportation–0.68%
Kinetik Holdings, Inc.(c)	660,000	30,023,400
Shares		Value
Other Energy–0.35%
ARKO Petroleum Corp.(b)	655,890	$12,468,469
Sunococorp LLC	50,000	2,994,500
		15,462,969
Petroleum Pipeline Transportation–0.00%
Phillips 66	500	77,165
Total Common Stocks & Other Equity Interests (Cost $132,386,747)		432,786,614
Exchange-Traded Funds–0.56%
Other Energy–0.56%
Invesco SteelPath MLP & Energy Infrastructure ETF(a) (Cost $20,894,415)	875,000	25,032,000
Units
Preferred Master Limited Partnerships & Related Entities–0.06%
Other Energy–0.06%
Global Partners L.P. (Cost $2,500,000)	100,000	2,543,000
Shares
Money Market Funds–1.73%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(a)(d)	26,879,838	26,879,838
Invesco Treasury Portfolio, Institutional Class, 3.56%(a)(d)	49,919,700	49,919,700
Total Money Market Funds (Cost $76,799,538)		76,799,538
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-115.96% (Cost $2,390,276,347)		5,139,639,349
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.64%
Invesco Private Government Fund, 3.64%(a)(d)(e)	6,530,140	6,530,140
Invesco Private Prime Fund, 3.81%(a)(d)(e)	21,746,236	21,752,759
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,282,899)		28,282,899
TOTAL INVESTMENTS IN SECURITIES—116.60% (Cost $2,418,559,246)		5,167,922,248
OTHER ASSETS LESS LIABILITIES–(16.60)%		(735,910,259)
NET ASSETS–100.00%		$4,432,011,989
Investment Abbreviations:
ETF	– Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Income Fund

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 28, 2026.

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$21,105,788	$-	$-	$3,926,212	$-	$25,032,000	$-	$-	$236,250
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	15,309,850	52,600,290	(41,030,302)	-	-	26,879,838	-	-	66,460
Invesco Treasury Portfolio, Institutional Class	28,432,579	97,686,253	(76,199,132)	-	-	49,919,700	-	-	122,093
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,796,323	29,920,830	(29,187,013)	-	-	6,530,140	-	-	66,140*
Invesco Private Prime Fund	15,026,654	68,443,362	(61,717,257)	-	-	21,752,759	-	-	179,034*
Investments in Other Affiliates:
Arko Corp.**	7,744,163	-	-	2,716,964	-	10,461,127	-	-	-
CrossAmerica Partners L.P.	76,462,933	-	-	1,143,196	-	75,638,333	(1,967,796)	-	-
Genesis Energy L.P.	146,092,830	-	-	24,832,970	-	169,239,032	(1,686,768)	-	-
Martin Midstream Partners L.P.	18,338,993	-	-	1,932,269	-	20,236,130	(35,132)	-	-
NGL Energy Partners L.P.	122,010,324	-	-	26,934,120	-	148,944,444	-	-	-
Summit Midstream Corp.	18,495,270	-	-	3,301,672	-	21,796,942	-	-	-
USA Compression Partners L.P.	231,078,531	-	-	23,748,467	-	250,022,395	(4,804,603)	-	-
Westlake Chemical Partners L.P.	62,655,576	-	-	11,669,931	-	72,767,710	(1,557,797)	-	-
Total	$768,549,814	$248,650,735	$(208,133,704)	$100,205,801	$-	$899,220,550	$(10,052,096)	$-	$669,977

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of November 30, 2025, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
February 28, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$4,602,478,197	$—	$—	$4,602,478,197
Common Stocks & Other Equity Interests	432,786,614	—	—	432,786,614
Exchange-Traded Funds	25,032,000	—	—	25,032,000
Preferred Master Limited Partnerships & Related Entities	2,543,000	—	—	2,543,000
Money Market Funds	76,799,538	28,282,899	—	105,082,437
Total Investments	$5,139,639,349	$28,282,899	$—	$5,167,922,248
Invesco SteelPath MLP Income Fund